Critical Accounting Judgements and Key Sources of Estimation Uncertainty	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Text block [abstract]
Critical Accounting Judgements and Key Sources of Estimation Uncertainty
5.	CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

In the application of the Group’s accounting policies, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised if the revisions affect only that period or in the period of the revisions and future periods if the revisions affect both current and future periods.

For the critical accounting judgments and key sources of estimation uncertainty and assumption applied in the condensed consolidated financial statements, refer to the consolidated financial statements for the year ended December 31, 2018, unless otherwise stated below.

Group’s Incremental Borrowing Rates

In determining a lessee’s incremental borrowing rate used in discounting lease payments, a risk-free rate for the same currency and relevant duration is selected as a reference rate, and the lessee’s credit spread adjustments are also taken into account.

5.	CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

In the application of the Group’s accounting policies, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised if the revisions affect only that period or in the period of the revisions and future periods if the revisions affect both current and future periods.

a.	Income tax

No deferred tax assets have been recognized on tax losses due to the unpredictability of future profit streams. The realizability of deferred tax assets mainly depends on whether sufficient future profit or taxable temporary differences will be available. In cases where the actual future profit generated is different from expected, a material adjustment of deferred tax assets may arise, which would be recognized in profit or loss for the period in which such adjustment takes place.

b.	Impairment of intangible assets

Intangible assets with indefinite useful lives are tested for impairment annually and whenever an indicator of impairment exists. The Group assesses whether there is an indication of impairment based on internal and external information, including the progress of research and development project and the prospect of such technology. Determining whether an intangible asset is impaired requires an estimation of the recoverable amount and a comparison with the carrying amount. The calculation of the recoverable amount requires management to estimate the future cash flows that are expected to arise from the intangible asset and a suitable discount rate in order to calculate the present value. Any change of estimation arising from economic environment changes or the Group’s strategies may lead to significant impairment loss in the future.